Share capital and Contributed Surplus - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Sep. 30, 2023 share $ / shares	Sep. 30, 2022 share $ / shares	Sep. 30, 2021 share $ / shares	Sep. 30, 2020 share $ / shares
Disclosure of classes of share capital [line items]
Number outstanding | share	389,907	57,108	59,536	28,838
Weighted average remaining contractual life	2 years 10 months 17 days
Weighted average outstanding strike price	$ 2.8	$ 83.87	$ 95.9	$ 45.5
Number exercisable | share	49,496
Remaining exercisable contractual life	2 years 6 months 14 days
Weighted average exercisable strike price	$ 4.21
Exercise price $2.55 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.55
Number outstanding | share	330,000
Weighted average remaining contractual life	2 years 10 months 17 days
Weighted average outstanding strike price	$ 2.55
Number exercisable | share	0
Remaining exercisable contractual life	0 years
Weighted average exercisable strike price	$ 0
Exercise price $3.60 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 3.6
Number outstanding | share	49,550
Weighted average remaining contractual life	2 years 6 months 18 days
Weighted average outstanding strike price	$ 3.6
Number exercisable | share	49,139
Remaining exercisable contractual life	2 years 6 months 14 days
Weighted average exercisable strike price	$ 3.6
Exercise price $4.06 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 4.06
Number outstanding | share	10,000
Weighted average remaining contractual life	4 years 7 months 13 days
Weighted average outstanding strike price	$ 4.06
Number exercisable | share	0
Remaining exercisable contractual life	0 years
Weighted average exercisable strike price	$ 0
Exercise price $87.50 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 87.5
Number outstanding | share	357
Weighted average remaining contractual life	2 years 9 months 3 days
Weighted average outstanding strike price	$ 87.5
Number exercisable | share	357
Remaining exercisable contractual life	2 years 9 months 3 days
Weighted average exercisable strike price	$ 87.5